Summary of Significant Accounting Policies (Details) - Schedule of Assets Measured at Fair Value - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Publicly listed equity securities
Publicly listed equity securities	$ 13,317,882	$ 9,922,366
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Publicly listed equity securities
Publicly listed equity securities	13,317,882	9,922,366
Significant Other Observation Inputs (Level 2) [Member]
Publicly listed equity securities
Publicly listed equity securities
Significant Unobservable Inputs (Level 3) [Member]
Publicly listed equity securities
Publicly listed equity securities